Loan Receivable and Accrued Interest	6 Months Ended
Sep. 30, 2020
Receivables [Abstract]
LOAN RECEIVABLE AND ACCRUED INTEREST

NOTE 5 – LOAN RECEIVABLE AND ACCRUED INTEREST

	September 30, 2020	March 31, 2020

Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$1,500,000
Accrued interest	108,000	67,500
Total	$1,608,000	$1,567,500

Short-term loan of $1.5 million at 5.4% annual interest rate was made to RH Holdings Management (HK) Limited from June 1, 2019, to May 31, 2020.